Redeemable Convertible Preferred Stock - Convertible preferred stock activity - Additional Information (Details) - USD ($)			1 Months Ended		3 Months Ended		12 Months Ended
	Jun. 07, 2019	Mar. 27, 2019	Jul. 31, 2020	Dec. 31, 2019	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Temporary Equity [Line Items]
Par value (in dollars per share)				$ 0.0001			$ 0.0001	$ 0.0001
Issuance of Preferred Stock					$ 0	$ 4,880,000
Issuance costs							$ 86,933	$ 85,193
Series A Preferred Stock
Temporary Equity [Line Items]
Issuance of preferred shares, net (in shares)		2,111,856						2,111,856
Par value (in dollars per share)		$ 0.0001
Share price		$ 1.8988
Issuance of Preferred Stock		$ 4,009,992						$ 4,009,992
Issuance costs		56,647
Net proceeds		$ 3,953,345
Shares issued upon conversion of SAFE Notes		658,309						658,309
Series A-1 Preferred Stock
Temporary Equity [Line Items]
Issuance of preferred shares, net (in shares)	392,276							392,276
Par value (in dollars per share)	$ 0.0001
Share price	$ 2.5492
Issuance of Preferred Stock	$ 999,990							$ 999,990
Issuance costs	7,705
Net proceeds	$ 992,285
Series B Preferred Stock
Temporary Equity [Line Items]
Issuance of preferred shares, net (in shares)				1,483,491		1,148,481	1,148,481	1,483,491
Par value (in dollars per share)				$ 0.0001		$ 0.0001		$ 0.0001
Share price				$ 4.1681		$ 4.1681		$ 4.1681
Issuance of Preferred Stock				$ 6,083,346		$ 4,886,976	$ 4,886,976	$ 6,083,346
Issuance costs				20,841		7,070
Net proceeds				6,062,505		$ 4,879,906
Subscription receivable				$ 99,993				$ 99,993
Series C Preferred Stock
Temporary Equity [Line Items]
Issuance of preferred shares, net (in shares)			5,130,658				5,130,658
Par value (in dollars per share)			$ 0.0001
Share price			$ 5.4865
Issuance of Preferred Stock			$ 28,149,355				$ 28,149,355
Issuance costs			79,863
Net proceeds			$ 28,069,492
Common stock
Temporary Equity [Line Items]
Shares issued upon conversion of SAFE Notes		576,677